UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Circle Reserve Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
04/30/2026
Date of reporting period:
10/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

Circle Reserve Fund
Institutional Shares | USDXX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about Circle Reserve Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7450.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$66,065,713,971
Number of Portfolio Holdings	28
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.07%
7-Day Yield	4.07%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	60.8%
U.S. Treasury Obligations	40.7%
Liabilities in Excess of Other Assets	(1.5)%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Circle Reserve Fund
Institutional Shares | USDXX
Semi-Annual Shareholder Report — October 31, 2025
USDXX-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

OCTOBER 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•	Circle Reserve Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) October 31, 2025	Circle Reserve Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 40.7%
U.S. Treasury Bills(a)
3.86%, 11/06/25	USD	4,189,834	$4,187,474,882
3.89%, 11/12/25		1,000,000	998,777,778
3.94%, 11/20/25		1,758,527	1,754,790,575
3.93%, 11/28/25		1,555,464	1,550,748,402
3.98%, 12/02/25		1,458,975	1,454,113,690
3.94%, 12/04/25		3,543,333	3,530,383,517
3.92%, 12/09/25		2,368,148	2,358,262,326
3.95%, 12/11/25		2,559,569	2,548,413,777
3.92%, 12/16/25		1,645,968	1,637,820,458
3.95%, 12/23/25		1,798,717	1,788,609,693
3.99%, 12/26/25		95,889	95,329,381
3.95%, 12/30/25		2,587,294	2,571,642,040
3.86%, 01/08/26		505,012	501,308,065

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(a)
3.85%, 01/15/26	USD	1,844,492	$1,829,604,328
3.84%, 01/22/26		54,170	53,656,926

Total U.S. Treasury Obligations — 40.7% (Cost: $26,860,935,838)			26,860,935,838

Total Repurchase Agreements — 60.8% (Cost: $40,196,000,000)			40,196,000,000

Total Investments — 101.5% (Cost: $67,056,935,838)			67,056,935,838

Liabilities in Excess of Other Assets — (1.5)%			(991,221,867)

Net Assets — 100.0%			$66,065,713,971

(a)	Rates are the current rate or a range of current rates as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral

Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, At value
Barclays Capital, Inc.	4.15%	10/31/25	11/03/25	$660,000	$660,000,000	$660,076,083	U.S. Treasury Obligations, 0.00% to 4.63%, due 12/18/25 to 05/31/31	$668,890,900	$673,200,094

BNP Paribas SA	4.14	10/31/25	11/03/25	1,650,000	1,650,000,000	1,650,189,750	U.S. Treasury Obligations, 0.00% to 4.88%, due 01/15/26 to 05/15/54	2,142,532,099	1,683,000,000

BNP Paribas SA	4.14	10/31/25	11/03/25	4,900,000	4,900,000,000	4,900,563,500	U.S. Treasury Obligations, 0.38% to 6.13%, due 01/31/26 to 05/15/54	5,399,895,200	4,998,000,019

Citibank N.A.	4.16	10/31/25	11/03/25	5,500,000	5,500,000,000	5,500,635,556	U.S. Treasury Obligations, 0.00% to 5.25%, due 11/15/25 to 08/15/55	5,618,209,100	5,610,000,014

Citigroup Global Markets, Inc.	4.15	10/31/25	11/03/25	135,000	135,000,000	135,015,563	U.S. Treasury Obligations, 0.13% to 4.38%, due 11/30/30 to 08/15/41	122,663,100	137,700,024

Credit Agricole Corporate & Investment Bank SA	4.14	10/31/25	11/03/25	3,200,000	3,200,000,000	3,200,368,000	U.S. Treasury Obligations, 0.00% to 4.75%, due 11/15/25 to 05/15/55	3,770,550,591	3,264,000,000

Deutsche Bank AG	4.15	10/31/25	11/03/25	1,146,000	1,146,000,000	1,146,132,108	U.S. Treasury Obligations, 1.75% to 5.00%, due 05/15/39 to 02/15/55	1,352,468,100	1,168,920,043

Goldman Sachs & Co. LLC	4.15	10/31/25	11/03/25	9,950,000	9,950,000,000	9,951,147,015	U.S. Treasury Obligations, 0.00% to 4.88%, due 11/15/25 to 11/15/54	10,398,936,100	10,149,000,024

Goldman Sachs & Co. LLC	4.15	10/31/25	11/03/25	1,150,000	1,150,000,000	1,150,132,569	U.S. Treasury Obligations, 1.13% to 4.63%, due 10/31/26 to 04/30/31	1,136,170,200	1,173,000,032

Goldman Sachs & Co. LLC	4.15	10/31/25	11/03/25	5,000	5,000,000	5,000,576	U.S. Treasury Obligations, 0.00%, 08/15/43	12,046,201	5,100,000

Nomura Securities International, Inc.	4.15	10/31/25	11/03/25	1,400,000	1,400,000,000	1,400,161,389	U.S. Treasury Obligations, 0.13% to 4.50%, due 12/31/25 to 11/15/54	1,901,946,500	1,428,000,937

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2025	Circle Reserve Fund

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral

Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, At value

Wells Fargo Securities LLC	4.15	10/31/25	11/03/25	$9,500,000	$9,500,000,000	$9,501,095,139	U.S. Treasury Obligations, 1.13% to 5.00%, due 09/30/26 to 08/15/55	$10,893,254,600	$9,690,000,059

Wells Fargo Securities LLC	4.15	10/31/25	11/03/25	1,000,000	1,000,000,000	1,000,115,277	U.S. Treasury Obligations, 1.00% to 4.63%, due 12/15/25 to 11/15/44	1,026,182,700	1,020,000,009

					$40,196,000,000				$40,999,921,255

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Short-Term Securities
Repurchase Agreements	$—	$40,196,000,000	$—	$40,196,000,000
U.S. Treasury Obligations	—	26,860,935,838	—	26,860,935,838

	$—	$67,056,935,838	$—	$67,056,935,838

See notes to financial statements.

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Statement of Assets and Liabilities (unaudited)

October 31, 2025

Circle Reserve Fund

ASSETS
Investments, at value — unaffiliated(a)	$26,860,935,838
Cash	1,003,490,907
Repurchase agreements, at value(b)	40,196,000,000
Receivables:
Investments sold	1,105,341,271
Interest — unaffiliated	4,735,604
Prepaid expenses	74,754

Total assets	69,170,578,374

LIABILITIES
Payables:
Investments purchased	2,872,836,636
Administration fees	1,719,931
Income dividend distributions	228,221,045
Investment advisory fees	1,576,420
Other accrued expenses	495,134
Professional fees	15,237

Total liabilities	3,104,864,403

Commitments and contingent liabilities

NET ASSETS	$66,065,713,971

NET ASSETS CONSIST OF:
Paid-in capital	$66,061,845,348
Accumulated earnings	3,868,623

NET ASSETS	$66,065,713,971

NET ASSET VALUE

Institutional
Net assets	$66,065,713,971

Shares outstanding	66,062,009,000

Net asset value	$1.00

Shares authorized	Unlimited

Par value	$0.001

(a) Investments, at cost — unaffiliated	$26,860,935,838
(b) Repurchase agreements, at cost	$40,196,000,000

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	5

Statement of Operations (unaudited)

Six Months Ended October 31, 2025

Circle Reserve Fund

INVESTMENT INCOME
Interest — unaffiliated	$1,260,028,793

Total investment income	1,260,028,793

EXPENSES
Investment advisory	41,805,458
Administration	9,033,272
Administration — class specific	5,849,944
Registration	3,640,316
Accounting services	442,779
Trustees and Officer	176,041
Professional	111,499
Custodian	96,359
Printing and postage	10,494
Transfer agent — class specific	2
Miscellaneous	63,736

Total expenses	61,229,900

Less:
Administration fees waived by the Manager — class specific	(5,849,944)
Fees waived and/or reimbursed by the Manager	(29,034,171)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2)

Total expenses after fees waived and/or reimbursed	26,345,783

Net investment income	1,233,683,010

REALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,142,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,234,825,420

See notes to financial statements.

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Statements of Changes in Net Assets

	Circle Reserve Fund
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,233,683,010	$1,732,446,070
Net realized gain	1,142,410	1,350,202

Net increase in net assets resulting from operations	1,234,825,420	1,733,796,272

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(1,233,683,010)	(1,732,445,862)

CAPITAL TRANSACTIONS
Net proceeds from sale of shares	18,050,000,000	27,775,000,000
Costs of shares redeemed	(6,200,000,000)	(3,550,000,000)

Net increase in net assets derived from capital transactions	11,850,000,000	24,225,000,000

NET ASSETS
Total increase in net assets	11,851,142,410	24,226,350,410
Beginning of period	54,214,571,561	29,988,221,151

End of period	$66,065,713,971	$54,214,571,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	7

Financial Highlights

(For a share outstanding throughout each period)

	Circle Reserve Fund

	Institutional
	Six Months Ended 10/31/25 (unaudited)		Year Ended 04/30/25		Year Ended 04/30/24	Period from 11/03/22 to 04/30/23	(a)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00

Net investment income(b)	0.0212		0.0469		0.0518	0.0210
Net realized gain (loss)	0.0001		0.0009		0.0001	(0.0004	)(c)

Net increase from investment operations	0.0213		0.0478		0.0519	0.0206

Distributions(d)
From net investment income	(0.0213)		(0.0478)		(0.0519)	(0.0206)
From net realized gain	—		(0.0000	)(e)	—	—

Total distributions	(0.0213)		(0.0478)		(0.0519)	(0.0206)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00

Total Return(f)
Based on net asset value	2.15	%(g)	4.89%		5.31%	2.07	%(g)

Ratios to Average Net Assets

Total expenses	0.21	%(h)	0.21%		0.22%	0.21	%(h)

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%		0.09%	0.09	%(h)

Net investment income	4.22	%(h)	4.69%		5.18%	4.29	%(h)

Supplemental Data

Net assets, end of period (000)	$66,065,714		$54,214,572		$29,988,221	$25,387,043

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.00005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Circle Reserve Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.

The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Shares of the Fund are only available for purchase by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS (collectively, “Circle”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

N O T E S T O F I N A N C I A L S T A T E M E N T S	9

Notes to Financial Statements (unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.165%
Next $10 billion	0.155
Next $10 billion	0.140
Next $10 billion	0.135
Excess of $40 billion	0.130

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges Institutional Shares an administration fee, which is shown as administration - class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of Institutional Shares.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets of Institutional Shares is 0.17%.

The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2027, unless approved by the Board, including a majority of trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $29,034,171 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager - class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:

Institutional
Administration fees waived by the Manager — class specific	$5,849,944
Transfer agent fees waived and/or reimbursed by the Manager — class specific	2

BlackRock and BlackRock Investments, LLC (the “Distributor”) have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Circle Reserve Fund	$67,056,937,609	$—	$(1,771)	$(1,771)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (unaudited) (continued)

Shareholder Purchase/Redemption Risk: Shares of the Fund are held by Circle as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (mining) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares. Redemptions of a large number of Fund shares may adversely affect the Fund’s liquidity and net assets. These large redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/25	Year Ended 04/30/25

Fund Name/Share Class	Shares	Shares
Circle Reserve Fund

Institutional

Shares sold	18,050,000,000	27,775,000,000

Shares redeemed	(6,200,000,000)	(3,550,000,000)

	11,850,000,000	24,225,000,000

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

A D D I T I O N A L I N F O R M A T I O N	13

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Ropes & Gray LLP

New York, NY 10036

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of Circle Reserve Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	15

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

In addition to reviewing the Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-year period reported, the Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board

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Disclosure of Investment Advisory Agreement (continued)

reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and BlackRock Investments, LLC (the “Distributor”) have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	17

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

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Want to know more?

blackrock.com | 800-441-7450

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 22, 2025